BUSINESS ORGANIZATION, NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS

NOTE 1 – BUSINESS ORGANIZATION, NATURE OF OPERATIONS

Medbox, Inc, which is incorporated in the state of Nevada (the “Company”), provides specialized consulting services to the marijuana industry and sells associated patented products, including its Medbox medical dispensing system and medical vaporization devices. The Company works with clients who seek to enter the medical and cultivation marijuana markets in those states where approved. Medbox offers turnkey solutions that assist with licensing and compliance, site selection, design and permitting, safety and security, along with full build-out and operational oversight. The Company’s consulting solutions and technology create structure and process for clients and their respective businesses in this rapidly emerging sector. In addition, through its wholly owned subsidiary, Vaporfection International, Inc. (“VII”), the Company sells a line of vaporizer and accessory products online and through distribution partners. The Company is headquartered in Los Angeles, California.

NOTE 1 – BUSINESS ORGANIZATION, NATURE OF OPERATIONS

Business Description

Medbox, Inc. (the “Company”) was incorporated in the state of Nevada on June 16, 1977, originally as Rabatco, Inc., subsequently changing its name on May 12, 2000 to MindfulEye, Inc., and again on August 30, 2011 to Medbox, Inc. Medbox, Inc. provides specialized consulting services to the marijuana industry and sells associated patented products, including its Medbox medical dispensing system and medical vaporization devices. The Company works with clients who seek to enter the medical and cultivation marijuana markets in those states where approved. Medbox offers turnkey solutions that assist with licensing and compliance, site selection, design and permitting, safety and security, along with full build-out and operational oversight. Medbox’s consulting solutions and technology create structure and process for clients and their respective businesses in this rapidly emerging sector. In addition, through its wholly owned subsidiary, Vaporfection International, Inc. (“VII”), the Company sells a line of vaporizer and accessory products online and through distribution partners. The Company is headquartered in West Hollywood, California.

On December 31, 2011, Medbox, Inc. entered into a Stock Purchase Agreement with PVM International, Inc. (“PVMI”). Pursuant to two separate closings held on January 1, 2012 and December 31, 2012, the Company acquired from PVMI all of the outstanding shares of common stock in (i) Prescription Vending Machines, Inc.,(PVM) (ii) Medicine Dispensing Systems, Inc. (“MDS, Inc.”) (its Arizona subsidiary), and (iii) Medbox, Inc. (its California subsidiary that is currently inactive) (these three listed subsidiaries are hereafter referred to as the “PVMI Named Subsidiaries”), in exchange for two million shares of the Company’s common stock and a $1 million promissory note.

The transaction between Medbox, Inc. and PVMI was accounted for as a reverse acquisition, where Medbox, Inc. (the legal acquirer) is considered the accounting acquiree and the PVMI Named Subsidiaries (the legal acquiree) are considered the accounting acquirer. The assets and liabilities are transferred at their historical cost with the capital structure of Medbox, Inc. Medbox, Inc. is deemed a continuation of the business of PVMI Named Subsidiaries and the historical financial statements of PVMI Named Subsidiaries are the historical financial statements of Medbox, Inc.

The Company’s PVM subsidiary was incorporated in the state of California in 2008 and its subsidiary, MDS, Inc. was incorporated in the state of Arizona in 2011.

On March 22, 2013, the Company entered into a Securities Purchase Agreement with Vapor Systems International, LLC to acquire 100% of the outstanding common stock of VII in exchange for warrants to purchase 260,854 shares of the Company’s common stock. In addition, the Company agreed to provide up to $1,600,000 in working capital to VII at the Company’s sole discretion which included $175,000 paid to the inventor of certain patents including a warrant to purchase 5,000 shares of the Company’s common stock. This transaction was closed in April 2013.

Medbox, Inc., a Nevada corporation, operates the business directly and through the utilization of 6 operating subsidiaries, as follows:

•	Prescription Vending Machines, Inc., a California corporation, d/b/a Medicine Dispensing Systems in the State of California (“MDS”), which distributes our Medbox™ product and provides related consulting services described further below.

•	Vaporfection International, Inc., a Florida corporation through which we distribute our medical vaporizing products and accessories.

•	Medbox Property Investments, Inc., a California corporation specializing in real property acquisitions and leases for dispensaries and cultivation centers.

•	MJ Property Investments, Inc., a Washington corporation specializing in real property acquisitions and leases for dispensaries and cultivation centers in the state of Washington.

•	Medbox Management Services, Inc., a California corporation specializing in providing management oversight and compliance services to state-licensed dispensaries for cultivation, dispensing, and marijuana infused products (MIPS).

•	Medicine Dispensing Systems, Inc., an Arizona corporation, which distributes our Medbox dispensing system and provides related consulting services in the State of Arizona.

In order to obtain the license for one of the Company’s clients the Company registered an affiliated nonprofit corporation Allied Patient Care, Inc. in the state of Oregon.